NOTE 9 - RELATED PARTY TRANSACTIONS - Founder Loan (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Loan Payable	$ 426,499		$ 797,921	$ 518,955
Payments for Loans	8,097	$ 7,492	10,294
Founder Loan [Member]
Related Party Transaction [Line Items]
Loan Payable	492,499		518,955
Founder Loan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	500,915		518,955
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	8,416
Payments for Loans	66,000		18,040
Principal Amount Outstanding of Loans Held-in-portfolio	$ 426,499		$ 500,915	$ 518,955